THE ADVISORS' INNER CIRCLE FUND

           CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND (THE "FUND")

                        SUPPLEMENT DATED OCTOBER 3, 2014
                                     TO THE
                                   PROSPECTUS
                              DATED MARCH 1, 2014,
                          AS SUPPLEMENTED JULY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On September 29, 2014, shareholders of the Fund approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and Numeric Investors LLC ("Numeric"). Accordingly, Numeric now serves as a sub-adviser to the Fund.

Therefore, effective immediately, the Prospectus is amended as follows:

1. THE TABLE UNDER THE HEADING "ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)" AND THE FOOTNOTES TO SUCH TABLE ON PAGE 23 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:


--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fee(1)                                                   0.71%
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
      Shareholder Servicing Fee                                     0.05%
--------------------------------------------------------------------------------
      Dividend, Interest and Stock Loan Expense                     0.38%
      on Securities Sold Short
--------------------------------------------------------------------------------
      Remaining Other Expenses                                      0.19%
                                                                    -----
--------------------------------------------------------------------------------
Total Other Expenses                                                0.62%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                     0.78%
                                                                    -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                             2.11%
--------------------------------------------------------------------------------

(1) Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.

(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

2. THE TABLE FOLLOWING THE SECOND PARAGRAPH UNDER THE HEADING "EXAMPLE" ON PAGE 23 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING TABLE:

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                $214         $661       $1,134        $2,441
--------------------------------------------------------------------------------

3. IN THE SUBSECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" BEGINNING ON PAGE 33 OF THE PROSPECTUS, THE FOLLOWING TEXT RELATING TO NUMERIC IS HEREBY ADDED IN THE APPROPRIATE ALPHABETICAL ORDER
     THEREOF:

NUMERIC INVESTORS LLC

Gregory Bond, CFA, Head of Hedge Fund Strategies, Investment Committee Member and Strategic Alpha Research Group Member, has managed the portion of the assets of the Fund allocated to Numeric since 2014.

Daniel Taylor, CFA, Head of Hedge Fund Strategies, Investment Committee Member and Strategic Alpha Research Group Member, has managed the portion of the assets of the Fund allocated to Numeric since 2014.

4. UNDER THE HEADING "PUBLIC ALTERNATIVES FUND," IN THE SECTION ENTITLED "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" BEGINNING ON PAGE 54 OF THE PROSPECTUS, THE FOLLOWING TEXT IS HEREBY ADDED AFTER THE LAST PARAGRAPH RELATING TO NUMERIC:

Gregory Bond, CFA, Head of Hedge Fund Strategies, Investment Committee
Member and Strategic Alpha Research Group Member, has managed the portion of the assets of the Public Alternatives Fund allocated to Numeric since 2014. Mr. Bond joined Numeric in 2003. Prior to joining Numeric, he worked at Baker Investment group as a quantitative analyst. Prior to that, he worked as a research associate for Professor Michael E. Porter at the Harvard Business School. Mr. Bond holds an M.B.A. with distinction from Harvard Business School and a B.A. in Economics and Biology from Yale University.

Daniel Taylor, CFA, Head of Hedge Fund Strategies, Investment Committee
Member and Strategic Alpha Research Group Member, has managed the portion of the assets of the Fund allocated to Numeric since 2014. He previously served as Director of Small Cap Strategies from 2004 to 2010. Mr. Taylor joined Numeric in 1998 as an intern and began working at Numeric full time in 1999 after receiving his B.A. in Economics with honors from Harvard University.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        THE ADVISORS' INNER CIRCLE FUND

           CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND (THE "FUND")

                        SUPPLEMENT DATED OCTOBER 3, 2014
                                     TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                              DATED MARCH 1, 2014,
                          AS SUPPLEMENTED JULY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

On September 29, 2014, shareholders of the Fund approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and Numeric Investors LLC ("Numeric"). Accordingly, Numeric now serves as a sub-adviser to the Fund.

Therefore, effective immediately, the SAI is amended as follows:

1. IN THE CHART UNDER THE HEADING "SUB-ADVISERS" ON PAGE S-33, "Numeric Investors LLC" IS HEREBY ADDED TO THE LIST OF SUB-ADVISERS OF THE "PUBLIC ALTERNATIVES FUND" IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF.

2. THE FIRST TWO PARAGRAPHS UNDER THE SUB-HEADING "NUMERIC INVESTORS LLC" ON PAGE S-58 ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

     Numeric Investors LLC ("Numeric"), 470 Atlantic Avenue, 6th Floor, Boston, Massachusetts 02210, serves as investment sub-adviser to a portion of the assets of the Global Public Equity Fund and the Public Alternatives Fund. Numeric is a Delaware limited liability company founded in 1989. Numeric is a wholly-owned subsidiary of Numeric Midco LLC, which is wholly-owned by Numeric Holdings LLC, both Delaware limited liability companies. As of September 5, 2014, Numeric Holdings LLC is a majority-owned indirect subsidiary of Man Group plc. As of December 31, 2013, Numeric had approximately $13.1 billion in assets under management.

     COMPENSATION. Numeric receives a fee based on the assets under management of the Global Public Equity and Public Alternatives Funds as set forth in the Investment Sub-Advisory Agreement between Numeric and the Adviser.

3. THE TEXT UNDER THE SUB-HEADING "NUMERIC INVESTORS LLC -- OWNERSHIP OF FUND SHARES" ON PAGE S-59 IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

     The Global Public Equity and Public Alternatives Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
             NAME                           DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
Jayendran Rajamony, Ph.D., CFA              None (Global Public Equity Fund)(1)
--------------------------------------------------------------------------------
Joe Schirripa, CFA                          None (Global Public Equity Fund)(1)
--------------------------------------------------------------------------------
Gregory Bond, CFA                           None (Public Alternatives Fund)(2)
--------------------------------------------------------------------------------
Daniel Taylor, CFA                          None (Public Alternatives Fund)(2)
--------------------------------------------------------------------------------

(1)  Valuation date is October 31, 2013.

(2)  Valuation date is August 31, 2014.

4. THE PARAGRAPH AND CHART UNDER THE SUB-HEADING "NUMERIC INVESTORS LLC -- OTHER ACCOUNTS" BEGINNING ON PAGE S-59 ARE HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

                          REGISTERED
                          INVESTMENT                 OTHER POOLED
                          COMPANIES               INVESTMENT VEHICLES          OTHER ACCOUNTS
--------------------------------------------------------------------------------------------------------
                    NUMBER          TOTAL                        TOTAL                      TOTAL
                      OF           ASSETS         NUMBER        ASSETS         NUMBER       ASSETS
      NAME          ACCOUNTS        (IN             OF           (IN             OF          (IN
                                  MILLIONS)      ACCOUNTS       MILLIONS)      ACCOUNTS    MILLIONS)
--------------------------------------------------------------------------------------------------------
Jayendran
Rajamony,             0              $0             1           $124.0           10         $892.8
Ph.D., CFA(1)
--------------------------------------------------------------------------------------------------------
Joe Schirripa,        0              $0             1           $331.4           22(2)    $6,464.2(2)
CFA(1)
--------------------------------------------------------------------------------------------------------
Gregory Bond,         0              $0             5(4)        $538.7(4)         5(4)      $231.9(4)
CFA(3)
--------------------------------------------------------------------------------------------------------
Daniel Taylor,        0              $0             4(4)        $492.4(4)         1(4)        $5.3(4)
CFA(3)
--------------------------------------------------------------------------------------------------------

(1)     Information provided as of October 31, 2013.

(2) Includes 12 accounts managed with a performance-based fee, representing approximately $5,437.1 million in assets.

(3)     Information provided as of August 31, 2014.

(4)     These accounts are managed with a performance-based fee.

5. THE TEXT UNDER THE SUB-HEADING "NUMERIC INVESTORS LLC -- CONFLICTS OF INTEREST" ON PAGE S-60 IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Numeric's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Global Public Equity Fund's or Public Alternatives Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Global Public Equity Fund or Public Alternatives Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Global Public Equity Fund or Public Alternatives Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Numeric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Numeric believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Numeric's portfolio managers' day-to-day management of the Global Public Equity Fund and Public Alternatives Fund. Because of their positions with the Global Public Equity Fund and Public Alternatives Fund, the portfolio managers know the size, timing and possible market impact of Global Public Equity Fund and Public Alternatives Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Global Public Equity Fund and Public Alternatives Fund. However, Numeric has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Numeric's portfolio managers' management of the Global Public Equity Fund or Public Alternatives Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Global Public Equity Fund or Public Alternatives Fund. This conflict of interest may be exacerbated to the extent that the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Global Public Equity Fund or Public Alternatives Fund. Notwithstanding this theoretical conflict of interest, it is Numeric's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Numeric has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Global Public Equity Fund or Public Alternatives Fund, such securities might not be suitable for the Global Public Equity Fund or Public Alternatives Fund given their investment objectives and related restrictions.

6. "GLOBAL PUBLIC EQUITY FUND" AND "PUBLIC ALTERNATIVES FUND" ARE ADDED TO THE "FUND" COLUMN ADJACENT TO NUMERIC INVESTORS LLC ON THE FIRST PAGE OF APPENDIX B.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                       3